MD&A - Risk management and control - Treasury Management	12 Months Ended
Dec. 31, 2020
MDA Risk Management And Control Treasury Management [Line Items]
Description Of Managing Liquidity Risk

Audited | Our management of balance sheet, liquidity and funding positions has the overall objective of optimizing our franchise’s value across a broad range of market conditions while considering current and future regulatory constraints. We employ a number of measures to monitor these positions under normal and stressed conditions. In particular, we use stress scenarios to apply behavioral adjustments to our balance sheet and calibrate the results from these internal stress models with external measures, primarily the liquidity coverage ratio (the LCR) and the net stable funding ratio (the NSFR). Our liquidity and funding strategy is proposed by Group Treasury and approved by the Group Asset and Liability Committee (the Group ALCO), which is a committee of the Group Executive Board (the GEB) that is overseen by the Risk Committee of the Board of Directors (the BoD). ▲

Audited | Liquidity and funding limits, triggers and targets are set at Group and, where appropriate, at legal entity and business division levels, and are reviewed and reconfirmed at least once a year by the BoD, the Group ALCO, the Group Chief Financial Officer, the Group Treasurer and the business divisions, taking into consideration current and projected business strategy and risk tolerance. The principles underlying our limit, trigger and target framework are designed to maximize and sustain the value of our business franchise and maintain an appropriate balance in the asset and liability structure. Structural limits, triggers and targets focus on the structure and composition of the balance sheet, with supplementary limits, triggers and targets designed to drive the utilization, diversification and allocation of funding resources. To complement and support this framework, Group Treasury monitors the markets for early warning indicators regarding the current liquidity situation. These liquidity status indicators are used at the Group level to assess both the overall global and regional situations for potential threats. Treasury Risk Control provides independent oversight over liquidity and funding risks. ▲

Audited | Our liquidity risk management aims to ensure that the firm has sufficient liquidity or access to funding sources to meet its liabilities when due, meet prudential requirements and to survive a severe three-month idiosyncratic and market-wide liquidity stress event; allowing for discrete management actions instructed by Group Treasury in addition to monetizing the bank’s liquidity reserves.

Our liquid assets are managed using limits, triggers and targets to maintain an appropriate level of diversification (issuer, tenor and other risk characteristics) in response to any expected or unexpected volatility in funding availability or requirements caused by adverse market, operational or other firm-specific events. The liquid asset portfolio size is managed dynamically, so as to operate at all times within the risk appetite of the BoD and relevant Group and subsidiary liquidity requirements.

Audited | We perform stress testing to determine the optimal asset and liability structure that allows us to maintain an appropriately balanced liquidity and funding position under various scenarios. Liquidity crisis scenario analysis and contingency funding planning support the liquidity management process and aim to ensure that immediate corrective measures to absorb potential sudden liquidity shortfalls can be put into effect. ▲

Audited | Our Group Contingency Funding Plan is an integral part of our global crisis management framework, which covers various types of crisis events. This Contingency Funding Plan contains an assessment of contingent funding sources and liquidity preservation actions in a stressed environment, liquidity status indicators and metrics, and contingency procedures. Our funding diversification and global scope help to protect our liquidity position in the event of a crisis. We regularly assess and test all material known and expected cash flows, as well as the level and availability of high-grade collateral that could be used to raise additional funding if required. Our contingent funding sources include our high-quality liquid asset (HQLA) portfolios, available and unutilized liquidity facilities at several major central banks, contingent reductions of liquid trading portfolio assets, and other available management actions. ▲

Audited | Group Treasury regularly monitors our funding status, including concentration risks, aiming to ensure that we maintain a well-balanced and diversified liability structure. Our funding risk management aims for the optimal asset and liability structure to finance our businesses reliably and cost-efficiently. Our funding activities are planned by analyzing the overall liquidity and funding profile of our balance sheet, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions. ▲

UBS AG
MDA Risk Management And Control Treasury Management [Line Items]
Description Of Managing Liquidity Risk

Audited | Our management of balance sheet, liquidity and funding positions has the overall objective of optimizing our franchise’s value across a broad range of market conditions while considering current and future regulatory constraints. We employ a number of measures to monitor these positions under normal and stressed conditions. In particular, we use stress scenarios to apply behavioral adjustments to our balance sheet and calibrate the results from these internal stress models with external measures, primarily the liquidity coverage ratio (the LCR) and the net stable funding ratio (the NSFR). Our liquidity and funding strategy is proposed by Group Treasury and approved by the Group Asset and Liability Committee (the Group ALCO), which is a committee of the Group Executive Board (the GEB) that is overseen by the Risk Committee of the Board of Directors (the BoD). ▲

Audited | Liquidity and funding limits, triggers and targets are set at Group and, where appropriate, at legal entity and business division levels, and are reviewed and reconfirmed at least once a year by the BoD, the Group ALCO, the Group Chief Financial Officer, the Group Treasurer and the business divisions, taking into consideration current and projected business strategy and risk tolerance. The principles underlying our limit, trigger and target framework are designed to maximize and sustain the value of our business franchise and maintain an appropriate balance in the asset and liability structure. Structural limits, triggers and targets focus on the structure and composition of the balance sheet, with supplementary limits, triggers and targets designed to drive the utilization, diversification and allocation of funding resources. To complement and support this framework, Group Treasury monitors the markets for early warning indicators regarding the current liquidity situation. These liquidity status indicators are used at the Group level to assess both the overall global and regional situations for potential threats. Treasury Risk Control provides independent oversight over liquidity and funding risks. ▲

Audited | Our liquidity risk management aims to ensure that the firm has sufficient liquidity or access to funding sources to meet its liabilities when due, meet prudential requirements and to survive a severe three-month idiosyncratic and market-wide liquidity stress event; allowing for discrete management actions instructed by Group Treasury in addition to monetizing the bank’s liquidity reserves.

Our liquid assets are managed using limits, triggers and targets to maintain an appropriate level of diversification (issuer, tenor and other risk characteristics) in response to any expected or unexpected volatility in funding availability or requirements caused by adverse market, operational or other firm-specific events. The liquid asset portfolio size is managed dynamically, so as to operate at all times within the risk appetite of the BoD and relevant Group and subsidiary liquidity requirements.

Audited | We perform stress testing to determine the optimal asset and liability structure that allows us to maintain an appropriately balanced liquidity and funding position under various scenarios. Liquidity crisis scenario analysis and contingency funding planning support the liquidity management process and aim to ensure that immediate corrective measures to absorb potential sudden liquidity shortfalls can be put into effect. ▲

Audited | Our Group Contingency Funding Plan is an integral part of our global crisis management framework, which covers various types of crisis events. This Contingency Funding Plan contains an assessment of contingent funding sources and liquidity preservation actions in a stressed environment, liquidity status indicators and metrics, and contingency procedures. Our funding diversification and global scope help to protect our liquidity position in the event of a crisis. We regularly assess and test all material known and expected cash flows, as well as the level and availability of high-grade collateral that could be used to raise additional funding if required. Our contingent funding sources include our high-quality liquid asset (HQLA) portfolios, available and unutilized liquidity facilities at several major central banks, contingent reductions of liquid trading portfolio assets, and other available management actions. ▲

Audited | Group Treasury regularly monitors our funding status, including concentration risks, aiming to ensure that we maintain a well-balanced and diversified liability structure. Our funding risk management aims for the optimal asset and liability structure to finance our businesses reliably and cost-efficiently. Our funding activities are planned by analyzing the overall liquidity and funding profile of our balance sheet, taking into account the amount of stable funding that would be needed to support ongoing business activities through periods of difficult market conditions. ▲